U.S. GLOBAL INVESTORS FUNDS

China Region Fund

SUPPLEMENT DATED JANUARY 1, 2011

TO THE PROSPECTUS DATED MAY 1, 2010

Effective January 1, 2011, Mr. Michael Ding will be joining the China Region Fund’s portfolio management team. The Fund Management section of the Summary Prospectus (page 3) and Statutory Prospectus (page 33) should be replaced with the following:

FUND MANAGEMENT

Investment Adviser: U.S. Global Investors, Inc.

Portfolio Managers: The fund is managed by a portfolio team consisting of Mr. Frank E. Holmes, Mr. Romeo Dator, and Mr. Michael Ding.  Mr. Holmes has served as Chief Executive Officer of the fund since 1994 and Chief Investment Officer of the fund since 1999; Mr. Dator has served as a portfolio manager of the fund since 2002; and Mr. Ding has served as portfolio manager of the fund since 2010.

The ninth paragraph of the Portfolio Managers section of the Statutory Prospectus (page 70) should be replaced with the following:

PORTFOLIO MANAGERS

The China Region Fund is managed by a portfolio team consisting of Mr. Holmes, Mr. Dator, and Mr. Ding. Mr. Ding has served as a portfolio manager of the Adviser since 2011.  Prior to that he was an analyst of the Adviser from December 2009 through December 2010, an independent analyst covering China equity and global commodities from January 2009 through December 2009, Director of Research and Investment Management with Altegris Investment Inc. from 2006 through 2008, and Vice President/China and Commodity Portfolio Manager with Abria Alternative Investments, Inc. from 2003 through 2006.

U.S. GLOBAL INVESTORS FUNDS

Global Emerging Markets Fund

SUPPLEMENT DATED JANUARY 1, 2011

TO THE PROSPECTUS DATED MAY 1, 2010

Effective January 1, 2011, Mr. Michael Ding will be joining the Global Emerging Markets Fund’s portfolio management team. The Fund Management section of the Summary Prospectus (page 3) and Statutory Prospectus (page 28) should be replaced with the following:

FUND MANAGEMENT

Investment Adviser: U.S. Global Investors, Inc.

Portfolio Managers: The fund is managed by a portfolio team consisting of Mr. Frank E. Holmes, Mr. John Derrick, Mr. Romeo Dator, Mr. Tim Steinle, and Mr. Michael Ding. Mr. Holmes has served as Chief Executive Officer and Chief Investment Officer of the fund since 2005; Mr. Derrick has served as portfolio manager of the fund since 2008; Mr. Dator has served as portfolio manager of the fund since 2008; Mr. Steinle has served as a portfolio manager of the fund since 2008; and Mr. Ding has served as portfolio manager of the fund since 2011.

The eighth paragraph of the Portfolio Managers section of the Statutory Prospectus (page 70) should be replaced with the following:

PORTFOLIO MANAGERS

The Global Emerging Markets Fund is managed by a portfolio team consisting of Mr. Holmes, Mr. Derrick, Mr. Steinle, Mr. Dator, and Mr. Ding. Mr. Ding has served as a portfolio manager of the Adviser since 2011.  Prior to that he was an analyst of the Adviser from December 2009 through December 2010, an independent analyst covering China equity and global commodities from January 2009 through December 2009, Director of Research and Investment Management with Altegris Investment Inc. from 2006 through 2008, and Vice President/China and Commodity Portfolio Manager with Abria Alternative Investments, Inc. from 2003 through 2006.

U.S. GLOBAL INVESTORS FUNDS

Global MegaTrends Fund

SUPPLEMENT DATED JANUARY 1, 2011

TO THE PROSPECTUS DATED MAY 1, 2010

Effective January 1, 2011, Mr. Romeo Dator will no longer serve as a portfolio manager for the Global MegaTrends Fund.  He will be replaced with Mr. Evan Smith and Mr. Brian Hicks.  The Fund Management section of the Summary Prospectus (page 3) and Statutory Prospectus (page 9) should be replaced with the following:

FUND MANAGEMENT

Investment Adviser: U.S. Global Investors, Inc.

Portfolio Managers: The fund is managed by a team consisting of Mr. Frank E. Holmes, Mr. John Derrick, Mr. Jack Dzierwa, Mr. Evan Smith, and Mr. Brian Hicks. Mr. Holmes has served as Chief Executive Officer of the fund since 1996 and Chief Investment Officer of the fund since 1999; Mr. Derrick has served as a portfolio manager of the fund since 2007; Mr. Dzierwa has served as a portfolio manager of the fund since 2009; Mr. Smith has served as a portfolio manager of the fund since 2011; and Mr. Hicks has served as a portfolio manager of the fund since 2011.

The fourth paragraph of the Portfolio Managers section of the Statutory Prospectus (page 70) should be replaced with the following:

PORTFOLIO MANAGERS

The Global MegaTrends Fund is managed by a team consisting of Mr. Holmes, Mr. Derrick, Mr. Smith, Mr. Hicks, and Mr. Dzierwa. Mr. Dzierwa has served as a portfolio manager of the Adviser since 2009. Prior to that he was a Global Strategist with ITI from January 2009 through June 2009, a Global Strategist with the Adviser from August 2007 through January 2009, an Independent Financial Analyst from September 2005 through August 2007, and a Director with ING Financial Markets, London from April 2004 through August 2005.

U.S. GLOBAL INVESTORS FUNDS

STATEMENT OF ADDITIONAL INFORMATION

INVESTOR CLASS SHARES

SUPPLEMENT DATED JANUARY 1, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2010

The following information should be added to the Portfolio Managers section (page 38) of the Statement of Additional Information for Michael Ding:

COMPENSATION

The Adviser seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber portfolio managers. Compensation for the portfolio managers consists of the following:

BASE SALARY. Each portfolio manager is paid a base salary that is competitive in light of the portfolio manager’s experience and responsibilities.

MONTHLY AND QUARTERLY BONUS. The bonus is primarily driven by asset growth and performance of the fund. A bonus is awarded only if the fund performance is within certain percentiles of each fund’s Lipper peer group or is awarded certain rankings by third-party ranking services. The following is the Lipper peer group for each of the funds: China Region Fund - Lipper China Region Funds; All American Equity Fund-Lipper Large-Cap Core Funds; Gold and Precious Metals Fund-Lipper Gold Oriented Funds; World Precious Minerals Fund-Lipper Gold Oriented Funds; Global Resources Fund-Lipper Natural Resources Fund; Tax Free Fund-Lipper General Municipal Debt Funds; Near-Term Tax Free Fund-Lipper Short-Intermediate Municipal Debt Funds; Government Securities Savings Fund -Lipper U.S. Government Money Market Funds; Treasury Securities Cash Fund-Lipper U.S. Treasury Money Markets Funds. The portfolio managers serving on investment teams providing advisory services to accounts with performance-based fees are given bonuses if the account exceeds certain sector-specific benchmarks.

The portfolio managers are provided benefits packages including life insurance, health insurance and a company 401(k) plan comparable to that received by other company employees.

OTHER MANAGED ACCOUNTS AS OF 12/31/2010

	NUMBER		NUMBER OF	TOTAL ASSETS OF
	OF		PERFORMANCE FEE	PERFORMANCE FEE
TYPE OF ACCOUNT	ACCOUNTS	TOTAL ASSETS	ACCOUNTS	ACCOUNTS
Registered investment companies	0	$0	0	$0
Pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

OWNERSHIP OF SECURITIES

DOLLAR RANGE OF EQUITY SECURITIES IN THE
NAME OF FUND	FUND HELD AS OF 12/31/2010
Global Emerging Markets Fund	$1-$10,001
China Region Fund	$1-$10,001

The following information should be added to the Portfolio Managers section (page 38) of the Statement of Additional Information for Mr. Evan Smith and Mr. Brian Hicks:

PORTFOLIO MANAGER EVAN SMITH

OWNERSHIP OF SECURITIES

DOLLAR RANGE OF EQUITY SECURITIES IN THE
NAME OF FUND	FUND HELD AS OF 12/31/2010
Global MegaTrends Fund	$1-$10,000

PORTFOLIO MANAGER BRIAN HICKS

OWNERSHIP OF SECURITIES

DOLLAR RANGE OF EQUITY SECURITIES IN THE
NAME OF FUND	FUND HELD AS OF 12/31/2010
Global MegaTrends Fund	$1-$10,000